Measurement basis of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities	The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance- related contracts £m
At 31 December 2025		Held for trading £m	Other £m					Total £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	56,661	–	56,661
Financial assets at fair value through profit or loss	–	25,537	214,876	–	–	–	–	240,413
Derivative financial instruments	25	19,702	–	–	–	–	–	19,727
Loans and advances to banks	–	–	–	–	–	7,236	–	7,236
Loans and advances to customers	–	–	–	–	–	481,463	–	481,463
Reverse repurchase agreements	–	–	–	–	–	50,986	–	50,986
Debt securities	–	–	–	–	–	13,987	–	13,987
Financial assets at amortised cost	–	–	–	–	–	553,672	–	553,672
Financial assets at fair value through other comprehensive income	–	–	–	–	36,320	–	–	36,320
Other	–	–	–	–	–	–	514	514
Total financial assets	25	45,239	214,876	–	36,320	610,333	514	907,307
Financial liabilities
Deposits from banks	–	–	–	–	–	5,779	–	5,779
Customer deposits	–	–	–	–	–	496,457	–	496,457
Repurchase agreements at amortised cost	–	–	–	–	–	38,570	–	38,570
Financial liabilities at fair value through profit or loss	–	23,666	–	4,243	–	–	–	27,909
Derivative financial instruments	290	15,842	–	–	–	–	–	16,132
Notes in circulation	–	–	–	–	–	2,118	–	2,118
Debt securities in issue at amortised cost	–	–	–	–	–	78,271	–	78,271
Liabilities arising from insurance and participating investment contracts	–	–	–	–	–	–	135,284	135,284
Liabilities arising from non-participating investment contracts	–	–	–	61,640	–	–	–	61,640
Other	–	–	–	–	–	1,026	–	1,026
Subordinated liabilities	–	–	–	–	–	9,894	–	9,894
Total financial liabilities	290	39,508	–	65,883	–	632,115	135,284	873,080

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance- related contracts £m
At 31 December 2024		Held for trading £m	Other £m					Total £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	62,705	–	62,705
Financial assets at fair value through profit or loss	–	25,450	190,475	–	–	–	–	215,925
Derivative financial instruments	48	24,017	–	–	–	–	–	24,065
Loans and advances to banks	–	–	–	–	–	7,900	–	7,900
Loans and advances to customers	–	–	–	–	–	459,857	–	459,857
Reverse repurchase agreements	–	–	–	–	–	49,476	–	49,476
Debt securities	–	–	–	–	–	14,544	–	14,544
Financial assets at amortised cost	–	–	–	–	–	531,777	–	531,777
Financial assets at fair value through other comprehensive income	–	–	–	–	30,690	–	–	30,690
Other	–	–	–	–	–	173	5,481	5,654
Total financial assets	48	49,467	190,475	–	30,690	594,655	5,481	870,816
Financial liabilities
Deposits from banks	–	–	–	–	–	6,158	–	6,158
Customer deposits	–	–	–	–	–	482,745	–	482,745
Repurchase agreements at amortised cost	–	–	–	–	–	37,760	–	37,760
Financial liabilities at fair value through profit or loss	–	22,981	–	4,630	–	–	–	27,611
Derivative financial instruments	355	21,321	–	–	–	–	–	21,676
Notes in circulation	–	–	–	–	–	2,121	–	2,121
Debt securities in issue at amortised cost	–	–	–	–	–	70,834	–	70,834
Liabilities arising from insurance and participating investment contracts	–	–	–	–	–	–	122,064	122,064
Liabilities arising from non-participating investment contracts	–	–	–	51,228	–	–	–	51,228
Other	–	–	–	–	–	1,708	5,278	6,986
Subordinated liabilities	–	–	–	–	–	10,089	–	10,089
Total financial liabilities	355	44,302	–	55,858	–	611,415	127,342	839,272

Schedule of Offsetting of Financial Assets and Liabilities	Offsetting of financial assets and liabilities

				Related amounts where set off in the balance sheet not permitted[1]			Potential net amounts if offset of related amounts permitted £m
At 31 December 2025	Gross amounts of assets and liabilities £m	Amount offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral (received)/ pledged £m	Non-cash collateral (received)/ pledged £m	Master netting and similar agreements £m
Derivative assets	52,332	(32,605)	19,727	(2,815)	(2,962)	(8,339)	5,611
Derivative liabilities	(50,775)	34,643	(16,132)	3,006	882	8,339	(3,905)
Net position	1,557	2,038	3,595	191	(2,080)	–	1,706
Reverse repurchase agreements held at fair value	42,475	(21,494)	20,981	(32)	(20,832)	–	117
Repurchase agreements held at fair value	(43,304)	21,594	(21,710)	(14)	21,621	–	(103)
Net position	(829)	100	(729)	(46)	789	–	14
Reverse repurchase agreements held at amortised cost	63,862	(12,876)	50,986	75	(50,843)	–	218
Repurchase agreements held at amortised cost	(51,345)	12,775	(38,570)	2	38,424	–	(144)
Net position	12,517	(101)	12,416	77	(12,419)	–	74
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements.
The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2The amounts offset in the balance sheet as shown above meet the criteria for offsetting under IAS 32.
Offsetting of financial assets and liabilities

		Amount offset in the balance sheet[2] £m		Related amounts where set off in the balance sheet not permitted[1]			Potential net amounts if offset of related amounts permitted £m
At 31 December 2024	Gross amounts of assets and liabilities £m		Net amounts presented in the balance sheet £m	Cash collateral (received)/ pledged £m	Non-cash collateral (received)/ pledged £m	Master netting and similar agreements £m
Derivative assets	60,118	(36,053)	24,065	(4,071)	(4,139)	(10,522)	5,333
Derivative liabilities	(60,150)	38,474	(21,676)	3,853	1,514	10,522	(5,787)
Net position	(32)	2,421	2,389	(218)	(2,625)	–	(454)
Reverse repurchase agreements held at fair value	35,463	(14,997)	20,466	362	(20,389)	–	439
Repurchase agreements held at fair value	(35,561)	14,997	(20,564)	31	19,991	–	(542)
Net position	(98)	–	(98)	393	(398)	–	(103)
Reverse repurchase agreements held at amortised cost	60,282	(10,806)	49,476	257	(49,341)	–	392
Repurchase agreements held at amortised cost	(48,566)	10,806	(37,760)	8	37,427	–	(325)
Net position	11,716	–	11,716	265	(11,914)	–	67
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements.
The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2The amounts offset in the balance sheet as shown above meet the criteria for offsetting under IAS 32.